Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE LIMITED-DURATION INFLATION FOCUSED BOND FUND, INC.
Entity Central Index Key	0001368135
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000036131
Shareholder Report [Line Items]
Fund Name	Limited Duration Inflation Focused Bond Fund
Class Name	Investor Class
Trading Symbol	TRBFX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Limited Duration Inflation Focused Bond Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Duration Inflation Focused Bond Fund - Investor Class	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
AssetsNet	$ 8,987,379,000
Holdings Count | Holding	52
InvestmentCompanyPortfolioTurnover	16.80%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$8,987,379
Number of Portfolio Holdings	52

Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.9%
Non-U.S. Government Mortgage-Backed Securities	0.0
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	0.1

Largest Holdings [Text Block]
U.S. Treasury Inflation-Indexed Notes	95.9%
U.S. Treasury Inflation-Indexed Bonds	4.0
Sequoia Mortgage Trust	0.0
GS Mortgage-Backed Securities Trust	0.0
Federal National Mortgage Assn.	0.0
Federal Home Loan Mortgage	0.0
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000161061
Shareholder Report [Line Items]
Fund Name	Limited Duration Inflation Focused Bond Fund
Class Name	I Class
Trading Symbol	TRLDX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Limited Duration Inflation Focused Bond Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Duration Inflation Focused Bond Fund - I Class	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 8,987,379,000
Holdings Count | Holding	52
InvestmentCompanyPortfolioTurnover	16.80%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$8,987,379
Number of Portfolio Holdings	52

Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.9%
Non-U.S. Government Mortgage-Backed Securities	0.0
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	0.1

Largest Holdings [Text Block]
U.S. Treasury Inflation-Indexed Notes	95.9%
U.S. Treasury Inflation-Indexed Bonds	4.0
Sequoia Mortgage Trust	0.0
GS Mortgage-Backed Securities Trust	0.0
Federal National Mortgage Assn.	0.0
Federal Home Loan Mortgage	0.0
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219321
Shareholder Report [Line Items]
Fund Name	Limited Duration Inflation Focused Bond Fund
Class Name	Z Class
Trading Symbol	TRPZX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Limited Duration Inflation Focused Bond Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Duration Inflation Focused Bond Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 8,987,379,000
Holdings Count | Holding	52
InvestmentCompanyPortfolioTurnover	16.80%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$8,987,379
Number of Portfolio Holdings	52

Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.9%
Non-U.S. Government Mortgage-Backed Securities	0.0
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	0.1

Largest Holdings [Text Block]
U.S. Treasury Inflation-Indexed Notes	95.9%
U.S. Treasury Inflation-Indexed Bonds	4.0
Sequoia Mortgage Trust	0.0
GS Mortgage-Backed Securities Trust	0.0
Federal National Mortgage Assn.	0.0
Federal Home Loan Mortgage	0.0
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless